UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 43.5%
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.9%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,805,927	(a)
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.860%)	2.633%	8/1/18	4,100,000	4,108,464	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds (3 mo. USD LIBOR + 0.930%)	2.717%	11/4/19	1,900,000	1,912,619	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,706,157
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,289,435
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,160,701

Total Automobiles				17,983,303

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	830,000	821,926

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,501,196
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	450,653	(a)

Total Internet & Direct Marketing Retail				3,951,849

Media - 0.4%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	841,300
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,500,000	1,574,547

Total Media				2,415,847

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.491%	9/10/19	1,850,000	1,858,568	(b)

TOTAL CONSUMER DISCRETIONARY				27,031,493

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.033%	2/1/21	3,720,000	3,824,807	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,257,020

Total Beverages				7,081,827

Food & Staples Retailing - 0.9%
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,024,222
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,512,302

Total Food & Staples Retailing				5,536,524

Food Products - 0.7%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,751,702
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,216,726
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,134,726	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	450,325	(a)

Total Food Products				4,553,479

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	682,034	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$190,000	$205,993
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,323,749	(a)
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	943,578
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	799,186
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	785,680

Total Tobacco				5,058,186

TOTAL CONSUMER STAPLES				22,912,050

ENERGY - 5.4%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	925,256
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	834,750	(a)

Total Energy Equipment & Services				1,760,006

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,415,000	2,511,433
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	1,080,000	1,069,076
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,086,111
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,740,694
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,672,472
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,051,165
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,298,783
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	226,478
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,310,000	3,540,045
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	310,122
Petroleos Mexicanos, Senior Notes (3 mo. USD LIBOR + 2.020%)	3.754%	7/18/18	3,380,000	3,403,085	(b)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.261%	5/11/20	3,550,000	3,571,284	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	1,982,684
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	316,490
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.628%	4/10/19	1,870,000	1,877,714	(a)(b)
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,500,000	1,555,030

Total Oil, Gas & Consumable Fuels				32,212,666

TOTAL ENERGY				33,972,672

FINANCIALS - 14.9%
Banks - 11.4%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,047,240	(a)
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,241,499	(a)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,500,000	1,471,875	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	776,161
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,017,213
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	234,923	(a)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,790,000	3,764,149	(a)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	295,473
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,512,998	(b)(c)
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.450%	4/27/18	5,030,000	5,031,160	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	2.474%	4/8/19	1,440,000	1,444,794	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Senior Notes	2.250%	1/14/20	$250,000	$246,850
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	660,000	679,750	(a)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.800%)	2.522%	4/15/19	1,460,000	1,467,749	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.041%	6/10/20	3,620,000	3,673,438	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.488%	7/1/21	1,630,000	1,664,656	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,387,267	(a)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	3.166%	9/24/18	1,990,000	1,996,277	(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	2.430%	11/13/19	3,140,000	3,157,144	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,352,579	(a)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.946%	5/27/21	2,600,000	2,643,247	(a)(b)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.530%)	2.655%	3/15/19	830,000	832,126	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	1,108,000	1,105,587
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	712,853
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,929,663
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.485%	7/23/18	4,130,000	4,137,273	(b)
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	888,586
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.490%)	2.668%	6/17/19	1,580,000	1,585,734	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,506,901
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/30/18	2,450,000	2,443,998	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	2.447%	1/30/20	1,860,000	1,869,882	(b)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.374%	5/25/18	2,980,000	2,981,126	(b)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.507%	7/30/18	2,250,000	2,253,671	(b)

Total Banks				71,353,842

Capital Markets - 2.1%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.755%	8/17/20	2,430,000	2,463,228	(b)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,791,384
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.105%	4/23/21	3,610,000	3,692,225	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/30/18	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,756,384
UBS Group Funding Jersey Ltd., Senior Bonds (3 mo. USD LIBOR + 1.440%)	3.726%	9/24/20	3,470,000	3,547,653	(a)(b)

Total Capital Markets				13,250,874

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.0%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	$60,000	$59,343

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	416,705
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	800,000	829,500
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,521,214
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,086,454

Total Diversified Financial Services				4,853,873

Insurance - 0.6%
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,514,979	(a)
Prudential Financial Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.619%	8/15/18	2,350,000	2,355,426	(b)

Total Insurance				3,870,405

TOTAL FINANCIALS				93,388,337

HEALTH CARE - 5.9%
Biotechnology - 1.4%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,347,843
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.504%	5/22/19	2,170,000	2,180,911	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	619,107
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,428,099
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	967,981

Total Biotechnology				8,543,941

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	1,663,000	1,649,324
Becton, Dickinson & Co., Senior Notes	2.404%	6/5/20	1,420,000	1,393,242
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.055%	6/6/22	1,100,000	1,104,040	(b)
Zimmer Biomet Holdings Inc., Senior Notes (2.928% to 3/20/19 then 3 mo. USD LIBOR + 0.750%)	2.928%	3/19/21	1,250,000	1,251,693	(b)

Total Health Care Equipment & Supplies				5,398,299

Health Care Providers & Services - 1.9%
Cardinal Health Inc., Senior Notes	1.948%	6/14/19	1,540,000	1,523,743
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,465,003
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,200,000	4,225,792
Humana Inc., Senior Notes	2.500%	12/15/20	760,000	745,918
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,805,890
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	288,809

Total Health Care Providers & Services				12,055,155

Pharmaceuticals - 1.7%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	2,840,000	2,826,678
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	674,320
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.186%	2/10/20	3,390,000	3,409,930	(b)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	122,458
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	3,483,000	3,369,042
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	306,409

Total Pharmaceuticals				10,708,837

TOTAL HEALTH CARE				36,706,232

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.8%
Aerospace & Defense - 1.0%
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	$3,590,000	$3,515,147
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,857,614

Total Aerospace & Defense				6,372,761

Airlines - 0.0%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	56,787	58,172	(g)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	108,445	117,392

Total Airlines				175,564

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,050,744	(i)

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	603,393

Machinery - 0.5%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,478,465
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	299,318

Total Machinery				2,777,783

TOTAL INDUSTRIALS				10,980,245

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	639,855

IT Services - 1.2%
International Business Machines Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.181%	2/12/19	970,000	973,075	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,399,790

Total IT Services				7,372,865

Semiconductors & Semiconductor Equipment - 0.0%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	120,000	118,668

Software - 0.7%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,386,413
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	2.300%	1/15/19	2,960,000	2,971,117	(b)

Total Software				4,357,530

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,019,229	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	590,000	605,642	(a)

Total Technology Hardware, Storage & Peripherals				4,624,871

TOTAL INFORMATION TECHNOLOGY				17,113,789

MATERIALS - 1.4%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,157,075	(a)

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,839,023	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	135,800
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,358,380

Total Metals & Mining				3,333,203

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	$3,160,000	$3,141,578	(a)

TOTAL MATERIALS				8,631,856

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,052,944
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.232%	6/30/20	2,550,000	2,577,659	(b)
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,487,539	(a)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,890,788
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	2,824,000	2,945,911

Total Diversified Telecommunication Services				11,954,841

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,563,750	2,554,136	(a)

TOTAL TELECOMMUNICATION SERVICES				14,508,977

UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,066,061
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,831,000	1,779,152
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,073,225

TOTAL UTILITIES				6,918,438

TOTAL CORPORATE BONDS & NOTES (Cost - $277,677,851)				272,164,089

ASSET-BACKED SECURITIES - 11.9%
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.363%	5/1/27	940,000	940,662	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.245%	10/20/27	1,500,000	1,505,418	(a)(b)
Ares CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	2.660%	7/28/29	656,250	656,243	(a)(b)
Ascentium Equipment Receivables, 2017-1A A3	2.290%	6/10/21	880,000	870,953	(a)
Asset-Backed Funding Certificates, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	2.746%	5/25/32	131,198	129,889	(b)
Asset-Backed Funding Certificates, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	2.552%	4/25/33	1,476,824	1,459,923	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	2.697%	8/25/33	155,797	155,148	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	3.346%	12/25/34	1,067,127	1,064,063	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	3.305%	11/20/28	1,750,000	1,757,884	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.862%	10/15/26	2,000,000	2,000,738	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.052%	4/13/27	4,000,000	4,000,996	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1 (3 mo. USD LIBOR + 1.480%)	3.225%	10/20/27	1,500,000	1,500,000	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.272%	7/25/36	1,630,000	1,508,160	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR (3 mo. USD LIBOR + 1.250%)	3.089%	5/15/25	2,500,000	2,501,247	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.965%	7/20/31	$1,250,000	$1,259,198	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	3.067%	1/30/25	226,080	226,219	(a)(b)
Cent CLO LP, 2014-21A A1BR (3 mo. USD LIBOR + 1.210%)	2.970%	7/27/26	1,500,000	1,500,560	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.105%	4/23/29	2,000,000	2,010,880	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	10,060	10,066	(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.551%	12/25/35	1,529,000	1,545,865	(b)
Countrywide Home Equity Loan Trust, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	1.997%	2/15/29	3,396,145	3,152,531	(b)
Denali Capital CLO X Ltd., 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	2.803%	10/26/27	1,500,000	1,502,367	(a)(b)
Figueroa CLO Ltd., 2013-2A AXR (3 mo. USD LIBOR + 0.950%)	3.152%	6/20/27	437,500	437,497	(a)(b)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	1,610,000	1,591,250	(a)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	3.262%	4/15/27	2,000,000	2,003,666	(a)(b)
JPMorgan Mortgage Acquisition Trust, 2006-HE2 M1 (1 mo. USD LIBOR + 0.300%)	2.172%	7/25/36	690,000	609,960	(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.145%	10/20/29	1,000,000	1,017,914	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.745%	7/25/26	1,500,000	1,500,804	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.132%	6/25/46	184,073	174,039	(a)(b)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.671%	7/26/66	1,350,000	1,383,103	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.904%	12/7/20	947,026	949,323	(b)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	2.522%	11/25/52	1,182,331	1,174,459	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.249%	8/15/29	500,000	504,708	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	1,588,929	1,508,876
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	1,587,375	1,508,322
OSCAR U.S. Funding Trust, 2017-1A A2A	2.300%	5/11/20	2,484,598	2,484,578	(a)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	3.217%	4/30/27	1,000,000	1,000,611	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.746%	8/25/33	87,397	83,249	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	12,271	9,195
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	41,847	42,854	(b)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	2.596%	12/25/33	35,017	33,980	(b)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	2.285%	9/15/39	3,070,000	2,969,265	(b)
SLM Student Loan Trust, 2003-04 A5A (3 mo. USD LIBOR + 0.750%)	2.875%	3/15/33	156,250	154,713	(a)(b)
SLM Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	2.435%	12/15/38	3,790,000	3,582,028	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	6,240,000	6,025,780	(b)
SLM Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.415%	6/15/39	4,045,052	3,980,614	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	4,500,000	4,366,923	(a)
Structured Asset Securities Corp., 2004-SC1 (6 mo. USD LIBOR + 5.080%)	8.226%	12/25/29	24,687	24,675	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp., 2005-SC1 1A2 (6 mo. USD LIBOR + 5.300%)	7.192%	5/25/31	$1,948,443	$1,876,033	(a)(b)
U.S. Small Business Administration, 2004-2 (PRIME - 0.170%)	4.080%	9/25/18	43,775	43,610	(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	1,500,000	1,507,543	(a)(b)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	2.932%	10/15/30	1,000,000	1,007,727	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $74,321,989)				74,816,309

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 16.4%
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.600%	12/20/34	78,032	72,705	(b)
Banc of America Funding Corp., 2005-E 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.524%	3/20/35	55,092	55,916	(b)
Banc of America Funding Corp., 2006-D 1A1 (1 mo. USD LIBOR + 0.170%)	1.992%	5/20/36	110,948	110,103	(b)
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	2.037%	9/29/36	1,135,432	1,114,283	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1 (12 mo. USD LIBOR + 2.000%)	4.258%	9/25/32	111,990	109,823	(b)
Banc of America Mortgage Securities Inc., 2003-C B1 (12 mo. USD LIBOR + 1.980%)	3.814%	4/25/33	258,373	190,739	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	2.192%	1/25/47	395,591	392,959	(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	2.638%	10/15/32	1,810,000	1,817,341	(a)(b)
Chase Mortgage Finance Corp., 2007-A1 2A3 (12 mo. USD LIBOR + 2.040%)	3.688%	2/25/37	69,520	70,513	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.274%	8/25/35	4,747	4,689	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	2.246%	10/25/35	74,942	73,426	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.400%)	2.031%	1/25/36	9,332	9,084	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	262,399	261,214
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	429,870	423,324
Citigroup Commercial Mortgage Trust, 2016-SMPL A	2.228%	9/10/31	2,630,000	2,552,426	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,001,765
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A (12 mo. USD LIBOR + 2.070%)	3.686%	3/25/37	330,413	279,616	(b)
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	2.354%	6/11/32	620,000	621,353	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 C (1 mo. USD LIBOR + 2.650%)	4.229%	4/8/31	1,049,405	1,053,305	(a)(b)
Commercial Mortgage Trust, 2010-C1 C	5.990%	7/10/46	860,000	900,887	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	585,116	580,917
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	363,684	366,603
Countrywide Alternative Loan Trust, 2004-33 2A1 (12 mo. USD LIBOR + 1.940%)	3.570%	12/25/34	21,041	21,461	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	2.182%	11/25/35	280,232	263,517	(b)
Countrywide Home Loans, 2003-HYB3 6A1 (6 mo. USD LIBOR + 2.370%)	3.866%	11/19/33	39,012	39,749	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.292%	7/25/36	$36,195	$33,710	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.307%	1/27/36	2,058,314	1,824,717	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	2.058%	2/19/45	132,727	130,628	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	2.264%	12/29/45	587,130	587,961	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	318,088
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	2.127%	11/15/40	539,544	540,382	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	132,070	149,080	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,530,000	1,512,379	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.071%	10/25/29	2,360,000	2,569,670	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	962,904	941,353
Federal National Mortgage Association (FNMA), 2014-M8 FA (1 mo. USD LIBOR + 0.250%)	1.745%	5/25/18	120,002	119,866	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.228%	11/25/24	1,153,002	1,320,656	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.872%	10/25/29	3,110,000	3,302,285	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.807%	2/25/35	384,345	385,490	(b)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.008%	5/15/34	1,291,813	1,201,817	(a)(b)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.648%	12/19/59	1,135,121	1,140,494	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.244%	2/20/60	218,178	219,433	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.114%	3/20/60	1,353,757	1,360,937	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	2.564%	5/20/60	1,624,888	1,652,453	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	1.892%	10/20/60	2,775,228	2,768,926	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.912%	8/20/58	2,838,600	2,817,108	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.012%	11/20/60	3,423,903	3,428,071	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.062%	1/20/61	309,794	311,153	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.062%	12/20/60	381,350	382,389	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.012%	2/20/61	$606,543	$607,261	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.062%	2/20/61	1,019,368	1,021,260	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.032%	8/20/61	1,729,436	1,732,209	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	2.062%	7/20/62	10,620,909	10,653,281	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.092%	10/20/62	344,352	346,516	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.082%	10/20/62	565,820	567,508	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	1.902%	12/20/62	6,735,551	6,722,764	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	1.962%	3/20/63	2,115,762	2,112,922	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.032%	6/20/63	695,712	696,796	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.032%	6/20/63	274,816	275,266	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.032%	5/20/63	254,643	255,060	(b)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.372%	5/25/37	155,647	153,117	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.142%	11/25/36	1,849,382	1,284,393	(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	2.592%	1/25/35	198,281	170,893	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	465,183	463,004
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	210,603	209,393
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	191,401	190,355
JPMBB Commercial Mortgage Securities Trust, 2015-C28 A4	3.227%	10/15/48	2,910,000	2,881,417
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,348,062	3,347,000	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,421,821	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1 (12 mo. USD LIBOR + 2.010%)	3.577%	11/25/33	64,048	66,105	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,048,565	2,359,415	(a)(b)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. LIBOR + 0.420%)	2.236%	12/22/69	3,600,000	3,613,482	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A (1 mo. USD LIBOR + 1.750%)	3.371%	2/22/32	180,000	180,486	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	2.092%	12/25/36	90,182	22,381	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	30,201	30,086	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1 (6 mo. USD LIBOR + 1.640%)	3.250%	3/25/33	353,701	310,520	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A (12 mo. USD LIBOR + 2.000%)	3.705%	9/25/33	22,449	22,537	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.388%	2/25/34	$51,683	$51,869	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	150,670	150,305
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	847,744	842,014
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	570,000	577,186
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	714,669	703,818
MSCG Trust, 2016-SNR A	3.460%	11/15/34	1,070,000	1,047,532	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,163,428	1,192,158	(a)(b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.422%	5/25/37	2,446,011	1,870,201	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	14,006	11,615
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.312%	6/20/33	615,992	615,460	(b)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.123%	1/21/70	520,000	521,519	(a)(b)
Structured ARM Loan Trust, 2004-02 4A1 (6 mo. USD LIBOR + 2.060%)	3.400%	3/25/34	393,286	392,819	(b)
Structured ARM Loan Trust, 2004-09XS A (1 mo. USD LIBOR + 0.370%)	2.361%	7/25/34	105,783	106,353	(b)
Structured ARM Loan Trust, 2005-04 1A1 (6 mo. USD LIBOR + 2.060%)	3.418%	3/25/35	296,738	260,179	(b)
Structured ARM Loan Trust, 2005-12 3A1 (6 mo. USD LIBOR + 1.990%)	3.376%	6/25/35	104,761	102,108	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	570,013	578,206	(b)
Structured Asset Securities Corp., 2005-RF3 2A (1 year Treasury Constant Maturity Rate + 2.200%)	3.639%	6/25/35	474,408	445,769	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	2,868,529
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1 (12 mo. USD LIBOR + 1.990%)	3.660%	8/20/35	29,991	26,930	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A (1 mo. USD LIBOR + 1.350%)	2.938%	6/15/29	880,000	881,894	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.062%	6/25/33	114,018	115,456	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A (1 year U.S. Treasury Constant Maturity Rate + 2.320%)	3.233%	8/25/33	108,043	109,796	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5 (1 year Treasury Constant Maturity Rate + 2.330%)	3.049%	4/25/35	87,317	88,925	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A (1 mo. USD LIBOR + 0.580%)	2.452%	7/25/45	199,084	196,758	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 (1 mo. USD LIBOR + 0.410%)	2.282%	12/25/45	144,419	143,380	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	356,299	353,134

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.572%	12/25/34	$174,276	$177,877	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.541%	7/25/34	133,220	115,236	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	71	69
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	1,337,000	1,347,197
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	1,104,783	1,098,286
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	386,136	382,791
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	957,130

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $102,136,819)				102,456,511

MORTGAGE-BACKED SECURITIES - 9.2%
FHLMC - 2.4%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.969%	6/1/43	1,622,194	1,613,323	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	953	961
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	56,130	57,506
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	159,550	182,405
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/12/48	7,300,000	7,317,603	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/48	5,600,000	5,748,969	(k)

Total FHLMC				14,920,767

FNMA - 4.9%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	4,540	4,607
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	1,584	1,595
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	4,600,303	4,582,496
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	599	669
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	331,317	357,459
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	47	52
Federal National Mortgage Association (FNMA)	3.000%	4/17/33	1,100,000	1,098,654	(k)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	3.590%	9/1/37	1,116,432	1,167,077	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-8/1/47	13,761,240	14,155,631
Federal National Mortgage Association (FNMA)	4.000%	4/12/48	9,200,000	9,441,714	(k)

Total FNMA				30,809,954

GNMA - 1.9%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	15,430	17,182
Government National Mortgage Association (GNMA)	6.500%	8/15/34	527,799	590,860
Government National Mortgage Association (GNMA)	7.000%	3/15/36	107,388	124,523
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	1,878,066	1,849,588
Government National Mortgage Association (GNMA) II	3.000%	4/19/48	4,100,000	4,033,936	(k)
Government National Mortgage Association (GNMA) II	3.500%	4/19/48	2,500,000	2,524,463	(k)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	3.200%	1/20/60	1,199,430	1,234,157	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.178%)	2.742%	7/20/60	124,301	127,342	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.253%)	3.011%	7/20/60	246,485	252,204	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.075%)	3.305%	8/20/60	$979,654	$1,045,807	(b)

Total GNMA				11,800,062

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $58,008,766)				57,530,783

SOVEREIGN BONDS - 0.9%
Canada - 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,052,149	(a)

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	1,610,000	1,551,802	(a)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,890,000	1,823,236	(a)

TOTAL SOVEREIGN BONDS (Cost - $5,571,905)				5,427,187

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
U.S. Government Agencies - 1.7%
Federal Farm Credit Bank (FFCB)	2.070%	1/4/21	2,940,000	2,910,762
Federal Home Loan Bank (FHLB), Bonds	1.375%	9/28/20	3,030,000	2,956,786
Federal Home Loan Mortgage Corp. (FHLMC)	1.375%	4/20/20	1,370,000	1,344,277
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,179,201
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,237,003

Total U.S. Government Agencies				10,628,029

U.S. Government Obligations - 3.2%
U.S. Treasury Notes	2.000%	1/31/20	7,500,000	7,464,990
U.S. Treasury Notes	1.500%	6/15/20	7,000	6,878
U.S. Treasury Notes	1.875%	12/15/20	2,710,000	2,675,596
U.S. Treasury Notes	2.375%	3/15/21	6,470,000	6,467,852
U.S. Treasury Notes	2.000%	6/30/24	3,660,000	3,522,535

Total U.S. Government Obligations				20,137,851

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $31,006,741)				30,765,880

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $548,724,071)				543,160,759

SHORT-TERM INVESTMENTS - 17.8%
Certificate of Deposit - 1.0%
Norinchukin Bank (Cost - $5,940,000)	2.280%	6/28/18	5,940,000	5,940,000

Commercial Paper - 4.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.	2.314%	6/25/18	5,310,000	5,280,107	(l)
JPMorgan Securities LLC	2.284%	6/25/18	5,500,000	5,468,406	(l)(m)
Natixis NY	2.314%	6/25/18	5,350,000	5,320,823	(l)
Royal Bank of Canada	2.303%	6/22/18	3,720,000	3,699,168	(l)
Standard Chartered Bank	2.343%	6/22/18	5,530,000	5,500,491	(l)(m)

Total Commercial Paper (Cost - $25,275,501)				25,268,995

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 8.2%
Federal Home Loan Bank (FHLB), Discount Notes	1.424%	4/5/18	$1,820,000	$1,819,749	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.425%	4/11/18	4,100,000	4,098,307	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.605 - 1.628%	4/26/18	5,860,000	5,853,554	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.436%	4/30/18	4,170,000	4,164,650	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.604%	5/3/18	1,810,000	1,807,367	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.614%	5/7/18	2,070,000	2,066,599	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.511%	5/9/18	3,410,000	3,404,077	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.646%	5/14/18	2,670,000	2,664,735	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.466%	5/15/18	2,360,000	2,355,235	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.477%	5/16/18	2,230,000	2,225,393	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.646%	5/17/18	2,200,000	2,195,354	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.482%	5/25/18	2,110,000	2,104,750	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.508%	6/14/18	1,540,000	1,534,659	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.748%	6/15/18	2,920,000	2,909,736	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.367 - 1.465%	4/25/18	7,200,000	7,192,411	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.382 - 1.595%	4/27/18	5,100,000	5,094,155	(l)

Total U.S. Government Agencies (Cost - $51,497,278)				51,490,731

			SHARES
Money Market Funds - 4.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $28,704,790)	1.590%		28,704,790	28,704,790	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $111,417,569)				111,404,516

TOTAL INVESTMENTS - 104.6% (Cost - $660,141,640)				654,565,275
Liabilities in Excess of Other Assets - (4.6)%				(28,707,538)

TOTAL NET ASSETS - 100.0%				$625,857,737

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2018.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	The maturity principal is currently in default as of March 31, 2018.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2018, the Fund held TBA securities with a total cost of $29,979,077.

(l)	Rate shown represents yield-to-maturity.

(m)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(n)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $28,704,790 and the cost was $28,704,790 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call (Premiums received - $7,385)	4/20/18	$114.50	64	$64,000	$18,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	614	12/19	$149,253,418	$149,225,025	$(28,393)
90-Day Eurodollar	358	6/20	87,027,244	86,994,000	(33,244)
U.S. Treasury 2-Year Notes	1,478	6/18	314,116,583	314,236,658	120,075
U.S. Treasury 5-Year Notes	403	6/18	45,989,740	46,127,758	138,018

					196,456

Contracts to Sell:
90-Day Eurodollar	558	6/18	136,325,596	136,291,500	34,096
90-Day Eurodollar	136	12/18	33,310,318	33,151,700	158,618
U.S. Treasury 10-Year Notes	21	6/18	2,520,290	2,543,954	(23,664)
U.S. Treasury Long-Term Bonds	74	6/18	10,610,987	10,850,250	(239,263)

					(70,213)

Net unrealized appreciation on open futures contracts					$126,243

At March 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$68,926,000	5/15/23	3-month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.355% quarterly	$7,065	$34,270

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$93,388,337	$0	*	$93,388,337
Industrials	—	10,922,073	58,172		10,980,245
Other Corporate Bonds & Notes	—	167,795,507	—		167,795,507
Asset-Backed Securities	—	74,816,309	—		74,816,309
Collateralized Mortgage Obligations	—	102,456,511	—		102,456,511
Mortgage-Backed Securities	—	57,530,783	—		57,530,783
Sovereign Bonds	—	5,427,187	—		5,427,187
U.S. Government & Agency Obligations	—	30,765,880	—		30,765,880

Total Long-Term Investments	—	543,102,587	58,172		543,160,759

Short-Term Investments†	—	111,404,516	—		111,404,516

Total Investments	—	$654,507,103	$58,172		$654,565,275

Other Financial Instruments:
Futures Contracts	$450,807	—	—		450,807
Centrally Cleared Interest Rate Swaps	—	34,270	—		34,270

Total Other Financial Instruments	450,807	34,270	—		485,077

Total	$450,807	$654,541,373	$58,172		$655,050,352

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$18,000	—	—		$18,000
Futures Contracts	324,564	—	—		324,564

Total	$342,564	—	—		$342,564

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at March 31, 2018
Western Asset Government Cash Management Portfolio LLC	$57,008,610	$73,996,180	73,996,180	$102,300,000	102,300,000	—	$194,110	—	$28,704,790

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018